Income Taxes	6 Months Ended
Jun. 30, 2023
Income taxes
Income taxes

9.Income taxes

(a)Amounts recognised in profit or loss

	Six months ended 30 June
US$ thousand	2023	2022
Current income tax expense	—	—
	—	—

Deferred tax expense/(benefit)
Origination and reversal of temporary differences	(1,469)	—
	(1,469)	—
Total income tax expense/(benefit)	(1,469)	—

9.Income taxes (continued)

(b)Reconciliation of income tax expense

	Six months ended 30 June
US$ thousand	2023	2022
Profit/(loss) before income tax for the period	(33,732)	(11,767)
Total tax expense/(benefit)	(1,469)	—
Profit/(loss) after income tax	(32,263)	(11,767)

Tax using the statutory rate of 30% (2022 – 0%)	—	—
Tax effects of foreign jurisdiction (Australia):
Tax at the Australian tax rate of 30% (2022 – Cayman Island 0%)	(10,120)	—
Tax rate differential	8,471
Non-deductible expenses	180	—
Income tax expense/(benefit)	(1,469)	—

(c)Movement in deferred tax balances

		Acquired
		through	Recognised
	Net balance	business	in profit or	Net balance	Deferred tax	Deferred tax
US$ thousand	at 1 January 2023	combination	loss	at 30 June 2023	assets	liabilities
Inventories	—	491	(4,896)	(4,405)	—	(4,405)
Property, plant and equipment	—	(154,903)	(4,320)	(159,223)	—	(159,223)
Lease liability	—	151	4,723	4,874	4,874	—
Provisions	—	11,320	235	11,555	11,555	—
Tax losses	—	—	5,833	5,833	5,833	—
Other	—	—	(106)	(106)	—	(106)
Net tax assets/(liabilities)	—	(142,941)	1,469	(141,472)	22,262	(163,734)

The Jersey parent entity has nil income tax rate and thus no income tax is recorded.

All wholly owned Australian controlled entities are part of a Multiple Entry Tax Consolidated Group (MEC Group), with Metals Acquisition Corp. (Australia) Pty Ltd as the provisional head company. All other Eligible Tier 1 companies in the MEC Group are dormant. As a consequence, all members of the MEC Group are taxed as a single entity. The MEC Group is referred to below as MAC-Sub.

As at and for the year ended 31 December 2022, the Group was considered to be an exempted Cayman Islands company with connection to Australia via MAC-Sub as a taxable jurisdiction. MAC-Sub was a dormant entity as at and during the year ended 31 December 2022 and the Group was therefore not subject to income taxes or income tax filing requirements in the Cayman Islands or United States for financial year ended on 31 December 2022. MAC-Sub as an Australian tax resident company was required to notify the Australian Taxation Office that it was dormant, did not have taxable income and was not required to lodge a tax return for the year ended 31 December 2022 and did so in the time required. As such, the Group’s tax provision was zero as at 31 December 2022.

Unrecognised deferred tax assets and liabilities

MAC-Sub does not have any unrecognised deferred tax assets or liabilities.

9.Income taxes (continued)

Tax losses carried forward

MAC-Sub has income tax losses of $19,443 thousand for the period ended 30 June 2023. These tax losses have no expiry. The accounts including the current tax expense and deferred tax balances have been prepared as at 30 June 2023. However, MAC-Sub has an income tax year end of 31 December each year meaning that it will only be required to determined its tax position for the 2023 income year as at 31 December 2023. At that point will be determine whether it is in a tax payable or tax loss position. To the extent to which it has tax losses, it will need to satisfy certain tests in order to be able to utilise those tax losses in future years. A deferred tax asset has been recognised on the tax losses to offset the deferred tax liability arising from the inventory.

Income tax judgements and contingent tax liabilities

The Group does not have any contingent tax liabilities or uncertain tax positions for the period ended 30 June 2023.